LONG-TERM DEBT (Details 1) (Warrant [Member], USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Warrant [Member]
Share price	$ 6.56	$ 4.09
Risk-free interest rate	1.39%	1.10%
Dividend yield	0.00%	0.00%
Expected volatility	49.50%	56.26%
Expected term	4 years 6 months	5 years 6 months